Earnings Per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net Earnings to Common Shareholders
Basic EPS	$ 1,231	$ 1,209
Potential dilutive effect of stock options	0	0
Diluted EPS	$ 1,231	$ 1,209
Weighted Average Shares
Basic EPS (shares)	470.9	464.8
Potential dilutive effect of stock options (shares)	0.5	0.6
Diluted EPS (shares)	471.4	465.4
EPS
Basic (CAD per share)	$ 2.61	$ 2.60
Diluted (CAD per share)	$ 2.61	$ 2.60